Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Accounts and Other Receivables (Tables)
Schedule of Accounts and Other Receivables
	December 31, 2021	December 31, 2020
Trade accounts receivable	$49,462	$57,298
Allowance for doubtful accounts	(10,708)	(22,468)
	$38,754	$34,830